OPERATING INCOME - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating income and operating expense [Line Items]
Interest income (expense)	$ 11,538,582	$ 10,541,522	$ 10,584,976
Increase (decrease) through cumulative catch-up adjustments to revenue, contract liabilities	15,054
Impairment loss on receivables or contract assets arising from contracts with customers	9,769	11,975	9,639
Dividends From Derecognized Investments	$ 4,100	950	1,556
Bottom of range
Disclosure of operating income and operating expense [Line Items]
Intermediation Margin	4.00%
Top of range
Disclosure of operating income and operating expense [Line Items]
Intermediation Margin	12.00%
Fair value through profit or loss [Member]
Disclosure of operating income and operating expense [Line Items]
Dividends received	$ 73,685	54,477	20,297
Fair value through other comprehensive income [Member]
Disclosure of operating income and operating expense [Line Items]
Dividends received	10,498	$ 13,105	$ 11,951
CCFC, Avefarma S.A.S, Glashfarma Tech S.A.S and Panamerican Pharmaceutical Holding Inc
Disclosure of operating income and operating expense [Line Items]
Gains on disposals of investments	33,253
Servicios de Aceptacin S.A.S
Disclosure of operating income and operating expense [Line Items]
Gains on disposals of investments	8,927
Arrendamiento Operativo CIB and Fiduper S.A
Disclosure of operating income and operating expense [Line Items]
Gains on disposals of investments	$ 35,736